Notes Payable - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Notes Payable [Abstract]
Restricted cash	¥ 8,239	$ 1,183	¥ 286,270